Derivatives, Gains (Losses) on Economic Hedge Derivatives (Details) - Not designated as hedging instrument [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to economic hedge derivatives	$ (522)	$ (346)	$ (1,309)
Interest rate contracts [Member]
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to economic hedge derivatives	269	(633)	(321)
Equity contracts [Member]
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to economic hedge derivatives	139	(17)	(177)
Foreign exchange contracts [Member]
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to economic hedge derivatives	(846)	300	(824)
Credit contracts [Member]
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to economic hedge derivatives	$ (84)	$ 4	$ 13